Income Taxes (Details) - Schedule of deferred tax assets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net-operating loss carryforwards	$ 2,008,000	$ 1,267,000
Stock-based compensation	688,000	307,000
Accrued payroll	297,000	197,000
R&D credit	10,000	10,000
Other	77,000	45,000
Total deferred tax assets	3,080,000	1,826,000
Valuation allowance	(3,080,000)	(1,826,000)
Net deferred tax asset